Components Of Accrued Expenses And Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Schedule of Accrued Liabilities [Line Items]
Purchase of equipment	$ 323,647		$ 348,110
Accrued interests on bank borrowings	251,264		113,469
Withholding individual income tax payable	15,744	[1]	15,801	[1]
Income tax payables	2,771		8,864
Accrued payroll and welfare	17,066		20,313
Other payable due to customers (Note 12)	54,644		113,605
Other payable due to litigation and claims	17,601	[2]	30,066	[2]
Other accruals and payable	287,262		281,865
Accrued expenses and other payables	$ 969,999		$ 932,093

[1]	Withholding individual income tax payable As of December 31, 2013 and 2014, the Group had withholding individual income tax payable of US$15,801 and US$15,744, respectively, arising from the Group's withholding tax obligation in relation to the exercise of share options by certain of the Group's executives and employees pursuant to PRC tax regulations (see Note 5(b)). The Group has obtained notices from the relevant PRC Tax Authority granting deferral of the payment of such withholding tax obligation until the Group's executives and employees sell their shares, at which time the Group will remit the withholding tax on behalf of the employees. Since the Group has no control over the payment timing, the Group has classified the payable as a current liability as of December 31, 2013 and 2014.
[2]	Other payable due to litigation and claims On June 1, 2012, the Group received a notice from JYT, one of its wafer equipment suppliers, to terminate the wafer equipment sales agreement entered into in July 2008. JYT also requested the Group to pay a penalty as stipulated in the agreement as a result of the delay in accepting the equipment and settlement of installment payment for the equipment to be delivered in accordance with the schedule agreed in 2011. On June 8, 2012, JYT filed an arbitration request to claim for the penalty with respect to the termination of the sales agreement. In December 2012, the China International Economic and Trade Arbitration Commission ("CIETAC") issued an arbitration ruling that JXLDK was obligated to pay a penalty in the amount of approximately US$46,668 to JYT. As a result, the Group recorded a penalty payable of US$ 46,668 and charged it to general and administrative expenses in the statement of operations for the year ended December 31, 2012.